Group Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Intangible assets	£ 115,625	£ 115,343
Property, plant and equipment	4,953	5,060
Investments in associates and joint ventures	1,948	1,796
Retirement benefit assets	918	714
Deferred tax assets	611	534
Trade and other receivables	210	242
Investments held at fair value	50	22
Derivative financial instruments	243	367
Total non-current assets	124,558	124,078
Inventories	5,279	5,998
Income tax receivable	117	79
Trade and other receivables	3,951	3,721
Investments held at fair value	456	242
Derivative financial instruments	182	430
Cash and cash equivalents	2,809	3,139
Total current assets other than non-current assets classified as held for sale	12,794	13,609
Assets classified as held-for-sale	13	3
Total current assets	12,807	13,612
Total assets	137,365	137,690
Equity – capital and reserves
Share capital	614	614
Share premium, capital redemption and merger reserves	26,622	26,618
Other reserves	(6,032)	(6,600)
Retained earnings	44,212	42,041
Owners of the parent	65,416	62,673
Perpetual hybrid bonds	1,685	0
Non-controlling interests	300	282
Total equity	67,401	62,955
Liabilities
Borrowings	35,666	39,927
Retirement benefit liabilities	1,239	1,524
Deferred tax liabilities	16,462	16,314
Other provisions for liabilities	392	387
Trade and other payables	982	1,064
Derivative financial instruments	79	41
Total non-current liabilities	54,820	59,257
Borrowings	3,992	4,041
Income tax payable	879	868
Other provisions for liabilities	461	598
Trade and other payables	9,577	9,693
Derivative financial instruments	235	278
Total current liabilities	15,144	15,478
Total equity and liabilities	£ 137,365	£ 137,690